Capital Leases (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Capital Leases - Future Minimum Payments [Abstract]
July 1 to December 31,2013	$ 600
2014	400
Total minimum lease payments	1,000
Less: imputed interest	36
Present value of minimum lease payments	964
Current portion of capitalized lease obligations	(964)
Long-term capitalized lease obligations	$ 0